Financial Instruments by Category - Summary of Financial Instruments by Category (Details) - IFRS 9 [member] - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Financial assets	¥ 33,975	¥ 36,110
Other investments	341	236
Financial assets at fair value through other comprehensive income	3,168	7,302
Financial liabilities	13,044	11,703
Notes payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	5,536	5,062
Accounts Payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	4,998	4,422
Other Payables and Other Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	2,081	1,922
Lease Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	429	297
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	2,670	3,610
Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	386	270
Restricted Cash
Disclosure Of Financial Instruments [Line Items]
Financial assets	34
Term Deposits
Disclosure Of Financial Instruments [Line Items]
Financial assets	17,821	17,072
Short-term Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets		1,029
Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	9,555	6,591
Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial assets	30,466	27,543
Financial Assets at Amortized Cost | Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	2,670	3,610
Financial Assets at Amortized Cost | Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	386	270
Financial Assets at Amortized Cost | Restricted Cash
Disclosure Of Financial Instruments [Line Items]
Financial assets	34
Financial Assets at Amortized Cost | Term Deposits
Disclosure Of Financial Instruments [Line Items]
Financial assets	17,821	17,072
Financial Assets at Amortized Cost | Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	9,555	6,591
Financial Assets at Fair Value Through Profit and Loss
Disclosure Of Financial Instruments [Line Items]
Financial assets	341	1,265
Other investments	341	236
Financial Assets at Fair Value Through Profit and Loss | Short-term Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets		1,029
Financial Assets at Fair Value Through Other Comprehensive Income
Disclosure Of Financial Instruments [Line Items]
Financial assets	3,168	7,302
Financial assets at fair value through other comprehensive income	¥ 3,168	¥ 7,302